December 30, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 90/94 to the Registration Statement on Form N-1A (File Nos. 333-129342, 811-21829)

Ladies and Gentlemen:

Attached hereto for filing on behalf of BBH Trust (the “Trust”) pursuant to: (1) the Securities Act of 1933, as amended, and Rule 485(a)(1) thereunder; (2) the Investment Company Act of 1940, as amended (the “1940 Act”); and (3) Rule 101(a) of Regulation S-T, is post-effective amendment No. 90 (amendment No. 94 under the 1940 Act) to the Trust’s registration statement on Form N-1A (the “Amendment”).

The purpose is to make material amendments to Principal Investment Strategy of the BBH Select Series – Large Cap Fund, BBH Global Core Select, BBH Partner Fund – International Equity, BBH Limited Duration Fund, BBH Intermeadiate Municipal Bond Fund and BBH Income Fund. There are no material changes to the Principal Investment Startegy of the BBH U.S. Government Money Market Fund or BBH Partner Fund – Select Short Term Assets. Pursuant to Rule 485(a)(2), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective 60 days after filing, on February 28, 2020.

If you have any questions or comments concerning the Amendment, please contact me at (617) 772-1616.

Very truly yours,

/s/ Suzan M. Barron

Suzan M. Barron

Secretary

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